Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
As of December 31, 2018, future minimum commitments under the Company’s operating leases were as follows (in thousands):

YEAR ENDING DECEMBER 31,
2019	$1,312
2020	4,840
2021	4,983
2022	5,130
2023	4,905
Thereafter	27,370

$48,540

Summary of Components of Lease Cost and Other Information
The components of lease cost and other information for the Company’s lease portfolio were as follows (in thousands, except term and discount rate amounts):

	THREE MONTHS ENDED SEPTEMBER 30,		NINE MONTHS ENDED SEPTEMBER 30,
	2020	2019	2020	2019
Lease cost:
Operating lease cost	$3,231	$823	$9,345	$1,189
Variable lease cost	306	121	908	383
Short-term lease cost	—	39	21	72

	$3,537	$983	$10,274	$1,644

Summary of Operating Lease Lessee Balance Sheet and Related Disclosures

	SEPTEMBER 30, 2020	DECEMBER 31, 2019
Other information:
Weighted-average remaining lease term (in years)	6.9	7.9
Weighted-average discount rate	7.1%	8.2%

Summary of Supplementary Cash Flow Information Relating to Operating Leases
Supplemental cash flow information related to the Company’s operating leases was as follows (in thousands):

	NINE MONTHS ENDED SEPTEMBER 30,
	2020	2019
Cash paid for amounts included in the measurement of operating lease liabilities:
Operating cash flows from operating leases	$8,820	$1,701

Lease assets obtained in exchange for lease obligations:
Operating leases	$17,049	$14,716

Supplemental cash flow information related to the Company’s operating leases was as follows (in thousands):

YEAR ENDED DECEMBER 31, 2019
Cash paid for amounts included in the measurement of operating lease liabilities:
Operating cash flows from operating leases	$5,161

Lease assets obtained in exchange for lease obligations:
Operating leases	$43,326

Disclosure Of Components Of Lease Cost And Balance Sheet Details Related To Leases [Table Text Block]
The components of lease cost and supplemental balance sheet information for the Company’s lease portfolio were as follows (in thousands, except term and discount rate amounts):

YEAR ENDED DECEMBER 31, 2019
Lease cost:
Operating lease cost	$3,667
Variable lease cost	619
Short-term lease cost	112

$4,398

DECEMBER 31, 2019
Operating leases:
Assets:
Operating lease right-of-use assets	$43,050

Liabilities:
Current portion of operating lease liabilities	$9,444
Operating lease liabilities, net of current portion	32,887

Total operating lease liabilities	$42,331

Other information:
Weighted-average remaining lease term (in years)	7.9
Weighted-average discount rate	8.2%

Schedule of Future Minimum lease Payments for Operating Leases
Future minimum lease payments for operating leases with initial or remaining terms in excess of one year at December 31, 2019 were as follows (in thousands):

YEAR ENDING DECEMBER 31,
2020	$12,546
2021	8,840
2022	5,130
2023	4,905
2024	4,297
Thereafter	23,072

Total lease payments	58,790
Less: Imputed interest	(16,459)

Total operating lease liabilities	$42,331